Investments in Associates (Tables)	12 Months Ended
Jun. 30, 2022
Interest in Other Entities [Abstract]
Movement In Investments In Associates
The movement in the investments in associates during the year is as follows:

	SA Rand
Figures in million	2022	2021
Balance at beginning of year	126	146
Redemption of preference shares	—	(36)
Dividend received	(64)	(67)
Share of profit in associate	63	83
Balance at end of year	125	126